================================================================================

                                                             CNA Capital
                                                                      Select(SM)
                                                                Variable Annuity

                                                   Annual Report

                                                   FLEXIBLE PREMIUM DEFERRED
                                                   VARIABLE ANNUITY

                                                   ISSUED BY THE
                                                   VALLEY FORGE LIFE INSURANCE
                                                   COMPANY

                                                   DECEMBER 31, 1997





CNA
FOR ALL THE COMMITMENTS YOU MAKE(R)

--------------------------------------------------------------------------------

Dear Contractholder:
--------------------------------------------------------------------------------

     Thank you for including the CNA Capital Select family of products in your portfolio of long-range financial planning vehicles. Enclosed is the Annual Report for the CNA Capital Select Variable Annuity, which is issued by Valley Forge Life Insurance Company, one of the CNA insurance companies. This report summarizes investments (from inception through December 31, 1997) under each of the 18 variable fund subaccounts available through the CNA Capital Select Variable Annuity.* The subaccounts are offered by six widely recognized fund managers:

     - Federated Advisors

     - Fidelity Management & Research Company

     - Fred Alger Management, Inc.

     - Massachusetts Financial Services Company (MFS)

     - Societe Generale Asset Management Corporation (SoGen)

     - Van Eck Associates Corporation

     The full list of funds is found in the Notes to Financial Statements, Note
1. Organization, included within this report.

     This year we will be adding (at no additional cost to contractholders) enhancements that make our variable annuity an even more attractive product. These will include an improved Guaranteed Minimum Death Benefit, a Dollar Cost Averaging interest bonus and a more flexible free partial withdrawal schedule.** And you still get the full complement of benefits that have helped distinguish our annuity from the beginning:

     - Tax deferral allows all of your money to work for you (instead of just an after-tax portion);

     - Free transfers (up to a total of 12 per year) are available among subaccounts and fixed accounts (four of the 12 free transfers can apply to fixed accounts);

     - Product flexibility that allows you to change the amount and frequency of premium payments according to your changing needs -- plus there's a low minimum of just $100 for subsequent contributions;

     - Features like Automatic Subaccount Rebalancing and Dollar Cost Averaging allows you to maintain the kind of fund mix you prefer.

     If you need more information, please refer to your prospectus. If you can't find it or need an additional copy, your agent will be happy to order one for you. If you have other needs, as well as questions or suggestions, call your agent -- or let us hear from you directly. We'll do everything we can to help, because we want our ongoing relationship to be as positive for you as it is for us. Again, thank you for purchasing a CNA Capital Select Variable Annuity, one of the many quality products available through the CNA family of products.

Sincerely,

ALAN S. LURTY
Alan S. Lurty, FLMI
Senior Vice President and
Chief Operating Officer, Annuities

 * Although guaranteed-interest options are available in connection with the CNA Capital Select Variable Annuity, financial reports regarding these fixed-interest funds are not included in this report.

** It's important to remember that any withdrawals prior to age 59 1/2 can result in government-imposed taxes and tax penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
================================================================================

                                             FEDERATED    FEDERATED    FEDERATED     FIDELITY   FIDELITY
                                            PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-     ASSET     FIDELITY     FIDELITY
             DECEMBER 31, 1997                FUND II      FUND II    BOND FUND II    INCOME    MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at market value:
      Federated Insurance Series             $861,084      $50,683      $190,479
      Variable Insurance Products Fund                                               $495,969
      Variable Insurance Products Fund II                                                       $267,366   $562,885     $329,066
      The Alger American Fund
      MFS Variable Insurance Trust
      SoGen Variable Funds, Inc.
      Van Eck Worldwide Insurance Trust
                                             --------      -------      --------     --------   --------   --------     --------
          TOTAL INVESTMENTS                   861,084       50,683       190,479      495,969    267,366    562,885      329,066
                                             --------      -------      --------     --------   --------   --------     --------
            TOTAL ASSETS                      861,084       50,683       190,479      495,969    267,366    562,885      329,066
                                             --------      -------      --------     --------   --------   --------     --------
LIABILITIES                                     -            -            -             -          -          -            -
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY--NET ASSETS             $861,084      $50,683      $190,479     $495,969   $267,366   $562,885     $329,066
=================================================================================================================================

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

                                                         MFS                             SOGEN      VAN ECK     VAN ECK
 ALGER                 ALGER      MFS                  GROWTH       MFS        MFS      OVERSEAS   WORLDWIDE   WORLDWIDE
 SMALL      ALGER     MID-CAP   EMERGING     MFS        WITH      LIMITED     TOTAL     VARIABLE     HARD      EMERGING
  CAP       GROWTH    GROWTH     GROWTH    RESEARCH    INCOME     MATURITY    RETURN      FUND      ASSETS      MARKETS
------------------------------------------------------------------------------------------------------------------------
$195,731   $249,383   $42,427
                                $141,648   $156,415   $219,017    $81,706    $259,844
                                                                                        $752,892
                                                                                                    $9,037      $16,890
--------   --------   -------   --------   --------   --------    -------    --------   --------    ------      -------
 195,731    249,383   42,427     141,648    156,415    219,017     81,706     259,844    752,892     9,037       16,890
--------   --------   -------   --------   --------   --------    -------    --------   --------    ------      -------
 195,731    249,383   42,427     141,648    156,415    219,017     81,706     259,844    752,892     9,037       16,890
--------   --------   -------   --------   --------   --------    -------    --------   --------    ------      -------
   -          -         -          -          -          -           -          -          -          -           -
------------------------------------------------------------------------------------------------------------------------
$195,731   $249,383   $42,427   $141,648   $156,415   $219,017    $81,706    $259,844   $752,892    $9,037      $16,890
========================================================================================================================




  TOTAL
----------
$1,102,246
   495,969
 1,159,317
   487,541
   858,630
   752,892
    25,927
----------
 4,882,522
----------
 4,882,522
----------
    -

$4,882,522


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
================================================================================

                                        FEDERATED    FEDERATED    FEDERATED                     FIDELITY
FOR THE PERIOD FROM INCEPTION TO       PRIME MONEY    UTILITY    HIGH INCOME      FIDELITY       ASSET     FIDELITY     FIDELITY
DECEMBER 31, 1997                        FUND II      FUND II    BOND FUND II   EQUITY-INCOME   MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------

                                         MAR. 4,     MAR. 17,       MAY 1,        FEB. 21,      FEB. 21,   MAR. 17,     FEB. 21,
INCEPTION DATE                            1997         1997          1997           1997          1997       1997         1997
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $21,053      $   82        $1,192         $-           $  -        $ -          $-
                                         -------      ------        ------         -------      -------     -------      ------
                                          21,053          82         1,192          -              -          -           -
                                         -------      ------        ------         -------      -------     -------      ------
Expenses:
   Mortality and expense risk and
     administration charges                5,938         150           647           1,842        1,397       1,805         917
                                         -------      ------        ------         -------      -------     -------      ------
                                           5,938         150           647           1,842        1,397       1,805         917
                                         -------      ------        ------         -------      -------     -------      ------
      NET INVESTMENT INCOME (LOSS)        15,115         (68)          545          (1,842)      (1,397)     (1,805)       (917)
                                         -------      ------        ------         -------      -------     -------      ------
Investment gains (losses):
   Net realized gains (losses)             -              85         1,461          18,226       11,160       9,302       3,732
   Net unrealized gains (losses)           -           4,190         3,915           6,272        1,593      19,813       4,074
                                         -------      ------        ------         -------      -------     -------      ------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         -           4,275         5,376          24,498       12,753      29,115       7,806
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $15,115      $4,207        $5,921         $22,656      $11,356     $27,310      $6,889
=================================================================================================================================

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
                                                        MFS                             SOGEN      VAN ECK     VAN ECK
 ALGER                 ALGER      MFS                  GROWTH      MFS        MFS      OVERSEAS   WORLDWIDE   WORLDWIDE
 SMALL      ALGER     MID-CAP   EMERGING     MFS        WITH     LIMITED     TOTAL     VARIABLE     HARD      EMERGING
  CAP       GROWTH    GROWTH     GROWTH    RESEARCH    INCOME    MATURITY    RETURN      FUND      ASSETS      MARKETS     TOTAL
---------------------------------------------------------------------------------------------------------------------------------
APR. 3,    JUN. 17,  FEB  21,     FEB. 21,   FEB. 21,   MAR. 13,    MAY 1,    FEB. 21,   FEB. 3,     APR. 3,    APR. 11,
  1997       1997      1997       1997       1997       1997       1997       1997       1997       1997        1997
---------------------------------------------------------------------------------------------------------------------------------

$     51   $  -       $   89     $ -        $ -       $ 5,132    $ 3,140    $  -       $  -         $-         $ -        $30,739
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------
      51      -           89       -          -         5,132      3,140       -          -          -           -         30,739
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------
     661       621       199        692        969        792        470      1,259       8,364        20           94     26,837
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------
     661       621       199        692        969        792        470      1,259       8,364        20           94     26,837
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------
    (610)     (621)     (110)      (692)      (969)     4,340      2,670     (1,259)     (8,364)      (20)         (94)     3,902
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------
   5,548       732     1,490        122      3,145      2,986      1,202      5,264       7,592        11         (404)    71,654
 (13,637)   (8,997)   (1,453)     3,958      5,519      5,310     (1,986)    11,648     (34,846)     (189)      (4,665)       519
--------   -------    -------    ------     ------    -------    -------    -------    --------     -----      -------    -------

  (8,089)   (8,265)       37      4,080      8,664      8,296       (784)    16,912     (27,254)     (178)      (5,069)    72,173
---------------------------------------------------------------------------------------------------------------------------------

$ (8,699)  $(8,886)   $  (73)    $3,388     $7,695    $12,636    $ 1,886    $15,653    $(35,618)    $(198)     $(5,163)   $76,075
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
================================================================================

                                           FEDERATED    FEDERATED    FEDERATED     FIDELITY    FIDELITY
    FOR THE PERIOD FROM INCEPTION TO      PRIME MONEY    UTILITY    HIGH INCOME     EQUITY-      ASSET     FIDELITY     FIDELITY
           DECEMBER 31, 1997                FUND II      FUND II    BOND FUND II    INCOME      MANAGER    INDEX 500   CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------

                                            MAR. 4,     MAR. 17,       MAY 1,      FEB. 21,    FEB. 21,    MAR. 17,     FEB. 21,
             INCEPTION DATE                  1997         1997          1997         1997        1997        1997         1997
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)            $   15,115    $    (68)    $     545     $  (1,842)  $  (1,397)  $ (1,805)   $    (917)
  Net realized gains (losses)                 -               85         1,461        18,226      11,160      9,302        3,732
  Net unrealized gains (losses)               -            4,190         3,915         6,272       1,593     19,813        4,074
                                          -----------   --------     ---------     ---------   ---------   --------    ---------
    Change in net assets resulting from
      operations                              15,115       4,207         5,921        22,656      11,356     27,310        6,889
From capital transactions:
  Net premiums/deposits                    3,534,379      22,534       116,421       427,889     186,728    444,865      146,548
  Withdrawals                                 (6,610)      -              (507)         (701)        (12)      (704)       -
  Transfers among sub-accounts and with
    the Guaranteed Interest Option
    Separate
      Account -- net                      (2,681,800)     23,942        68,644        46,125      69,294     91,414      175,629
                                          -----------   --------     ---------     ---------   ---------   --------    ---------
  Change in net assets resulting from
    capital transactions                     845,969      46,476       184,558       473,313     256,010    535,575      322,177
Increase in net assets                       861,084      50,683       190,479       495,969     267,366    562,885      329,066
Net assets at beginning of period             -            -            -              -           -          -            -
                                          -----------   --------     ---------     ---------   ---------   --------    ---------
NET ASSETS AT END OF PERIOD               $  861,084    $ 50,683     $ 190,479     $ 495,969   $ 267,366   $562,885    $ 329,066
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $     1.00    $  14.29     $   10.95     $   24.28   $   18.01   $ 114.39    $   19.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD         861,083.8     3,546.7      17,395.3      20,427.1    14,845.4    4,920.8     16,502.8
=================================================================================================================================

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
 ALGER                 ALGER       MFS                   GROWTH        MFS         MFS       OVERSEAS    WORLDWIDE   WORLDWIDE
 SMALL      ALGER     MID-CAP   EMERGING       MFS        WITH       LIMITED      TOTAL      VARIABLE      HARD      EMERGING
  CAP       GROWTH    GROWTH     GROWTH     RESEARCH     INCOME     MATURITY     RETURN        FUND       ASSETS      MARKETS
------------------------------------------------------------------------------------------------------------------------------
APR. 3,    JUN. 17,  FEB. 21,     FEB. 21,    FEB. 21,    MAR. 13,     MAY 1,     FEB. 21,     FEB. 3,      APR. 3,    APR. 11,
  1997       1997      1997       1997        1997        1997        1997        1997         1997        1997        1997
------------------------------------------------------------------------------------------------------------------------------

$   (610)  $   (621)  $ (110)   $    (692)  $    (969)  $   4,340   $   2,670   $  (1,259)  $   (8,364)   $  (20)     $   (94)
   5,548        732    1,490          122       3,145       2,986       1,202       5,264        7,592        11         (404)
 (13,637)    (8,997)  (1,453)       3,958       5,519       5,310      (1,986)     11,648      (34,846)     (189)      (4,665)
--------   --------   -------   ---------   ---------   ---------   ---------   ---------   ----------    ------      -------
  (8,699)    (8,886)     (73)       3,388       7,695      12,636       1,886      15,653      (35,618)     (198)      (5,163)
 186,908    203,646   38,097       99,654     121,533     124,921      75,938     186,723      819,873     4,326       19,999
   -          -         -           -           -           -            (960)       (786)        (959)     -           -
  17,522     54,623    4,403       38,606      27,187      81,460       4,842      58,254      (30,404)    4,909        2,054
--------   --------   -------   ---------   ---------   ---------   ---------   ---------   ----------    ------      -------
 204,430    258,269   42,500      138,260     148,720     206,381      79,820     244,191      788,510     9,235       22,053
 195,731    249,383   42,427      141,648     156,415     219,017      81,706     259,844      752,892     9,037       16,890
   -          -         -           -           -           -           -           -           -           -           -
--------   --------   -------   ---------   ---------   ---------   ---------   ---------   ----------    ------      -------
$195,731   $249,383   $42,427   $ 141,648   $ 156,415   $ 219,017   $  81,706   $ 259,844   $  752,892    $9,037      $16,890
------------------------------------------------------------------------------------------------------------------------------
$  43.75   $  42.76   $24.18    $   16.14   $   15.79   $   16.44   $   10.01   $   16.63   $     9.77    $15.72      $ 11.00
==============================================================================================================================
 4,473.8    5,832.2   1,754.7     8,776.2     9,906.0    13,322.2     8,162.4    15,625.0     77,061.7     574.9      1,535.5
==============================================================================================================================

----------

==========
TOTAL
----------
$    3,902
    71,654
       519
----------
    76,075
 6,760,982
   (11,239)
(1,943,296)
----------
 4,806,447
 4,882,522
    -
----------
$4,882,522
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 84% of the outstanding common stock of CNA.

     The Variable Account currently offers 18 sub-accounts each of which invests in shares of a corresponding fund (i.e., investment portfolios), wherein the contractholders bear all of the investment risk. Each fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor. The sub-accounts are as follows:

     FEDERATED INSURANCE SERIES:

      Federated Prime Money
        Fund II
       Federated Utility Fund II
       Federated High Income
         Bond Fund II

    FIDELITY VARIABLE INSURANCE
     PRODUCTS FUND (VIP):

      Fidelity VIP Equity-
         Income Portfolio

    FIDELITY VARIABLE INSURANCE
     PRODUCTS FUND II (VIP II):

      Fidelity VIP II Asset
        Manager Portfolio
       Fidelity VIP II Index 500
         Portfolio
       Fidelity VIP II Contrafund
        Portfolio

     ALGER AMERICAN FUND:

      Alger American Small
        Capitalization Portfolio
       Alger American Growth
         Portfolio
       Alger American Mid-Cap
         Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:

      MFS Emerging Growth
        Series
       MFS Research Series
       MFS Growth With Income
         Series
       MFS Limited Maturity
         Series
       MFS Total Return Series

     SOGEN VARIABLE FUNDS, INC.:

      SoGen Overseas Variable Fund

    VAN ECK WORLDWIDE INSURANCE
     TRUST:

      Van Eck Worldwide Hard
        Assets Fund
       Van Eck Worldwide
         Emerging Markets Fund

     The Guaranteed Interest Option Separate Account ("GIO Account") is also a separate account of VFL, that supports the values and benefits under the Guaranteed Interest Option. Through the Guaranteed Interest Option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the Guaranteed Interest Option do not participate in the investment performance of the GIO Account and this performance does not determine the Guaranteed Interest Option value or benefits relating thereto. The assets of the GIO Account are held separately from other VFL assets and from the General Account of VFL. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. As a result, the accompanying financial statements do not reflect financial results of the GIO Account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares in the portfolios of the funds and are stated at fair value based on quoted market prices.

     RECOGNITION OF INVESTMENT INCOME -- Investment income consists of dividends declared by the portfolios of the funds which are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares by the Variable Account and the cost of such shares, which are determined using the average cost method.

     CONTRACTHOLDER VARIABLE ACCOUNT ACTIVITY -- Variable Account activity is reflected in individual contractholder accounts on a daily basis.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     At December 31, 1997, the investments of the respective subaccounts of the Variable Annuity Separate Account are as follows:
--------------------------------------------------------------------------------

                                                                                     MARKET
                                                               SHARES      COST      VALUE
--------------------------------------------------------------------------------------------
INSURANCE SERIES:
  Federated Prime Money Fund II                                861,084   $861,084   $861,084
  Federated Utility Fund II                                      3,547     46,493     50,683
  Federated High Income Bond Fund II                            17,395    186,564    190,479
VARIABLE INSURANCE PRODUCTS FUND:
  Equity-Income                                                 20,427    489,697    495,969
VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager                                                 14,845    265,773    267,366
  Index 500                                                      4,921    543,072    562,885
  Contrafund                                                    16,503    324,992    329,066
THE ALGER AMERICAN FUND:
  Small Capitalization                                           4,474    209,368    195,731
  Growth                                                         5,832    258,380    249,383
  MidCap Growth                                                  1,755     43,880     42,427
MFS VARIABLE INSURANCE TRUST:
  Emerging Growth                                                8,776    137,690    141,648
  Research                                                       9,906    150,896    156,415
  Growth With Income                                            13,322    213,707    219,017
  Limited Maturity                                               8,162     83,692     81,706
  Total Return                                                  15,625    248,196    259,844
SOGEN VARIABLE FUNDS, INC.:
  Overseas                                                      77,062    787,738    752,892
VAN ECK WORLDWIDE INSURANCE TRUST:
  Hard Assets                                                      575      9,226      9,037
  Emerging Markets                                               1,536     21,555     16,890

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of Insurance Series, VIP Fund, VIP Fund II, Alger American Fund, MFS Variable Insurance Trust, SoGen Variable Funds, Inc. and Van Eck Worldwide Insurance Trust shares from the date of inception to December 31, 1997, were as follows:
--------------------------------------------------------------------------------

                                                              PURCHASES      SALES
-------------------------------------------------------------------------------------
INSURANCE SERIES:
  Federated Prime Money Fund II                               $3,550,031   $2,710,000
  Federated Utility Fund II                                      131,884       85,557
  Federated High Income Bond Fund II                             226,400       42,489
VARIABLE INSURANCE PRODUCTS FUND:
  Equity-Income                                                  675,097      203,626
VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager                                                  429,770      175,157
  Index 500                                                      646,677      112,906
  Contrafund                                                     366,624       45,364
THE ALGER AMERICAN FUND:
  Small Capitalization                                           327,651      123,882
  Growth                                                         391,931      134,284
  MidCap Growth                                                   55,923       13,622
MFS VARIABLE INSURANCE TRUST:
  Emerging Growth                                                319,665      182,097
  Research                                                       181,534       33,784
  Growth With Income                                             231,099       25,510
  Limited Maturity                                               135,099       55,749
  Total Return                                                   466,510      223,577
SOGEN VARIABLE FUNDS, INC.:
  Overseas                                                       994,765      214,619
VAN ECK WORLDWIDE INSURANCE TRUST:
  Hard Assets                                                     10,106          892
  Emerging Markets                                                26,885        4,925

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                   PERIOD FROM INCEPTION TO DECEMBER 31, 1997
================================================================================

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is approximately equal to an annual rate of 1.25% of the net assets of the Variable Account.

     An annual administration fee of $30 is deducted from contracts in both the Variable and GIO Accounts if the contract value is below $50,000 at the time of the deduction. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is approximately equal to an annual rate of 0.15% of the net assets of the Variable Account.

     VFL permits 12 free transfers among and between the sub-accounts within the Variable Account (four of which can be applied to the GIO Account) per contract year. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses, that the funds satisfy the requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and
The Board of Directors of Valley Forge Life Insurance Company:

     We have audited the accompanying statement of assets and liabilities of Valley Forge Life Insurance Company Variable Annuity Separate Account (a separate account of the Valley Forge Life Insurance Company, which is a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, which is wholly-owned by CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from inception through December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Valley Forge Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the results of its operations and the changes in its net assets for the period from inception through December 31, 1997, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 23, 1998

--------------------------------------------------------------------------------

================================================================================


The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc. is an affiliate of CNA Financial Corporation. CNA Capital Select Variable Annuity is issued by the Valley Forge Life Insurance Company, one of the CNA insurance companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form numbers for this product are: V100-1128-A Series, V100-1129-A Series, P4-119913-A and P4-119914-A Series. The CNA Capital Select Variable Annuity is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139




CNA
FOR ALL THE COMMITMENTS YOU MAKE (R)

AG-127395--B     2/98  Printed in USA